Document and Entity Information	Jul. 22, 2024
Cover [Abstract]
Entity Registrant Name	GOODYEAR TIRE & RUBBER CO /OH/
Amendment Flag	true
Entity Central Index Key	0000042582
Document Type	8-K/A
Document Period End Date	Jul. 22, 2024
Entity Incorporation State Country Code	OH
Entity File Number	1-1927
Entity Tax Identification Number	34-0253240
Entity Address, Address Line One	200 Innovation Way
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44316-0001
City Area Code	(330)
Local Phone Number	796-2121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Without Par Value
Trading Symbol	GT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTE: The Goodyear Tire & Rubber Company, an Ohio corporation (the “Company”), is filing this Current Report on Form 8-K/A (the “Form 8-K/A”) in order to amend its Current Report on Form 8-K, as previously filed with the Securities and Exchange Commission on July 22, 2024 (the “Original Report”), in order to correct and supplement the description of certain regulatory filing matters and ancillary agreements described in Item 1.01. This Form 8-K/A amends and restates in its entirety the Original Report, and sets forth the complete text of the Original Report as amended hereby, which supersedes and replaces the text of the Original Report in its entirety.